RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions/Balances with related parties) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Revenues	$ 12,529	$ 10,466	$ 25,285	$ 22,249
Purchases, selling, general and administrative expenses	1,563	1,184	3,000	2,700
Related Party [Member]
Related Party Transaction [Line Items]
Trade accounts receivable	407		407		$ 246
Trade accounts payable	42		42		$ 38
Revenues	187	358	556	517
Purchases, selling, general and administrative expenses	$ 153	$ 75	$ 256	$ 147